NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitalized Computer Software Costs and Goodwill and Intangible Assets (Details)	12 Months Ended
Mar. 31, 2016
Capitalized computer software costs
Capitalized Computer Software Costs
Estimated useful life	5 years
Customer relationships
Capitalized Computer Software Costs
Estimated useful life	15 years
Noncompete agreements
Capitalized Computer Software Costs
Estimated useful life	3 years
Favorable leases
Capitalized Computer Software Costs
Estimated useful life	3 years
Licenses
Capitalized Computer Software Costs
Estimated useful life	3 years
Trademarks | Minimum
Capitalized Computer Software Costs
Estimated useful life	2 years
Trademarks | Maximum
Capitalized Computer Software Costs
Estimated useful life	10 years